Property and Equipment (Details) - Property, Plant and Equipment - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ (37,093)	$ (35,917)
Total	98,109	34,446	$ 15,700
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Manufacturing Equipment- Molds	132,513	70,363	50,963
Accumulated Depreciation		(35,917)	$ (35,263)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Manufacturing Equipment- Molds	$ 2,689	$ 0